Average Annual Total Returns			12 Months Ended	60 Months Ended	104 Months Ended		120 Months Ended	139 Months Ended
		May 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Yorktown Growth Fund Class A Class L And Institutional Class | Yorktown Growth Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.27%	6.76%			7.70%
Yorktown Growth Fund Class A Class L And Institutional Class | Yorktown Growth Fund Class L Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.34%	6.92%			7.25%
Yorktown Growth Fund Class A Class L And Institutional Class | Yorktown Growth Fund Class L Shares | MSCI ACWI Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.02%	10.58%			9.79%
Yorktown Growth Fund Class A Class L And Institutional Class | Yorktown Growth Fund Class L Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.34%	5.36%			5.45%
Yorktown Growth Fund Class A Class L And Institutional Class | Yorktown Growth Fund Class L Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]		4.35%	5.32%			5.50%
Yorktown Growth Fund Class A Class L And Institutional Class | Yorktown Growth Fund Class L Shares | MSCI ACWI SMID Cap Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]		9.19%	7.10%			7.61%
Yorktown Growth Fund Class A Class L And Institutional Class | Yorktown Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.48%	8.02%				8.34%
Performance Inception Date		May 31, 2013
Yorktown Short Term Bond Fund Class A Class L And Institutional Class | Yorktown Short Term Bond Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.06%	1.27%			1.61%
Yorktown Short Term Bond Fund Class A Class L And Institutional Class | Yorktown Short Term Bond Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]		0.79%	0.35%			0.49%
Yorktown Short Term Bond Fund Class A Class L And Institutional Class | Yorktown Short Term Bond Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[5]		1.21%	0.57%			0.72%
Yorktown Short Term Bond Fund Class A Class L And Institutional Class | Yorktown Short Term Bond Fund Class A Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		1.25%	(0.33%)			1.35%
Yorktown Short Term Bond Fund Class A Class L And Institutional Class | Yorktown Short Term Bond Fund Class A Shares | ICE BofA 1-3 Year U.S. Corporate & Government Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7],[8]		4.47%	1.61%			1.65%
Yorktown Short Term Bond Fund Class A Class L And Institutional Class | Yorktown Short Term Bond Fund Class L Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.13%	1.06%			0.93%
Yorktown Short Term Bond Fund Class A Class L And Institutional Class | Yorktown Short Term Bond Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.21%	1.83%				1.74%
Performance Inception Date		May 31, 2013
Yorktown Multi Sector BondFund ClassA ClassL And Institutional Class | Yorktown Multi-Sector Bond Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(0.69%)	(1.14%)			1.98%
Yorktown Multi Sector BondFund ClassA ClassL And Institutional Class | Yorktown Multi-Sector Bond Fund Class L Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.61%	(0.50%)			2.06%
Yorktown Multi Sector BondFund ClassA ClassL And Institutional Class | Yorktown Multi-Sector Bond Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.75%	0.53%			3.09%
Yorktown Multi Sector BondFund ClassA ClassL And Institutional Class | Yorktown Multi-Sector Bond Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[9]		3.88%	(1.19%)			0.98%
Yorktown Multi Sector BondFund ClassA ClassL And Institutional Class | Yorktown Multi-Sector Bond Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[9]		3.38%	(0.34%)			1.46%
Yorktown Multi Sector BondFund ClassA ClassL And Institutional Class | Yorktown Multi-Sector Bond Fund Institutional Class Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fee, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		1.25%	(0.33%)			1.35%
Yorktown Small Cap Fund Class A Class L And Institutional Class | YORKTOWN SMALL-CAP FUND Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(0.38%)	6.47%	8.34%
Performance Inception Date		May 09, 2016
Yorktown Small Cap Fund Class A Class L And Institutional Class | YORKTOWN SMALL-CAP FUND Class L
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.91%	6.94%	8.26%
Performance Inception Date		May 09, 2016
Yorktown Small Cap Fund Class A Class L And Institutional Class | YORKTOWN SMALL-CAP FUND Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.01%	8.02%	9.34%
Performance Inception Date		May 09, 2016
Yorktown Small Cap Fund Class A Class L And Institutional Class | YORKTOWN SMALL-CAP FUND Institutional Class | MSCI ACWI Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11],[12]		18.02%	10.58%	8.36%
Yorktown Small Cap Fund Class A Class L And Institutional Class | YORKTOWN SMALL-CAP FUND Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[13]		6.01%	7.40%	8.39%
Yorktown Small Cap Fund Class A Class L And Institutional Class | YORKTOWN SMALL-CAP FUND Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[13]		3.56%	6.29%	7.36%
Yorktown Small Cap Fund Class A Class L And Institutional Class | YORKTOWN SMALL-CAP FUND Institutional Class | FT Wilshire 5000 IndexSM (reflects no deduction for fee, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14],[15]		23.76%	14.11%	11.12%
Yorktown Multi Sector Bond Fund Class C | Yorktown Multi-Sector Bond Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.74%	(0.49%)		2.74%
Performance Inception Date		May 06, 2016
Yorktown Multi Sector Bond Fund Class C | Yorktown Multi-Sector Bond Fund Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[16]		2.00%	(2.06%)		0.91%
Yorktown Multi Sector Bond Fund Class C | Yorktown Multi-Sector Bond Fund Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[16]		2.20%	(1.03%)		1.36%
Yorktown Multi Sector Bond Fund Class C | Yorktown Multi-Sector Bond Fund Class C | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fee, expenses or taxes) [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	[17]		1.25%	(0.33%)		1.08%

[1]	The MSCI ACWI Total Return Index is a globally diversified market capitalization-weighted index that represents the performance of large- and mid-cap stocks across both developed and emerging markets. It is designed to capture approximately 85% of the global equity market capitalization. The “Total Return” aspect means it includes reinvested dividends.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-Tax Returns are shown for only Class L Shares. After-tax returns for Class A and Institutional Class Shares will vary.
[3]	The prior benchmark, MSCI ACWI SMID Cap Total Return Index is shown for regulatory purposes only and will not be used for comparison going forward as it does not meet new regulatory requirements.
[4]	The MSCI ACWI SMID Cap Total Return Index is a free float-adjusted market capitalization index that is designed to measure mid- and small-cap equity performance across global developed and emerging markets. As of April 30, 2025, the MSCI ACWI SMID Cap Total Return Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As of April 30, 2025, the MSCI ACWI SMID Cap Total Return Index consisted of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-Tax Returns are shown for only Class A Shares. After-tax returns for Class L and Institutional Class Shares will vary.
[6]	The Bloomberg U.S. Aggregate Bond Index is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Investors frequently use the index as a stand-in for measuring the performance of the U.S. bond market.
[7]	The prior benchmark, ICE BofA 1-3 Year U.S. Corporate & Government Index is shown for regulatory purposes only and will not be used for comparison going forward as it does not meet new regulatory requirements.
[8]	The ICE BofA 1-3 Year U.S. Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities.
[9]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-Tax Returns are shown for only Institutional Class Shares. After-tax returns for Class A and Class L Shares will vary.
[10]	The Bloomberg U.S. Aggregate Bond Index, is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Investors frequently use the index as a stand-in for measuring the performance of the U.S. bond market.
[11]	Effective March 26, 2025, the Fund’s primary benchmark Index was changed from FT Wilshire 5000 IndexSM
[12]	The MSCI ACWI Total Return Index is a globally diversified market capitalization-weighted index that represents the performance of large- and mid-cap stocks across both developed and emerging markets. It is designed to capture approximately 85% of the global equity market capitalization. The “Total Return” aspect means it includes reinvested dividends.
[13]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-Tax Returns are shown for only Institutional Class Shares. After-tax returns for Class A and Class L Shares will vary.
[14]	The FT Wilshire 5000 IndexSM is a broad-based market capitalization-weighted index that seeks to capture 100% of the United States investible market.
[15]	The prior benchmark, FT Wilshire 5000 IndexSM is shown for regulatory purposes only and will not be used for comparison going forward as it does not meet new regulatory requirements.
[16]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-Tax Returns are shown for only Class C Shares. After-tax returns for other classes will vary.
[17]	The Bloomberg U.S. Aggregate Bond Index, is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Investors frequently use the index as a stand-in for measuring the performance of the U.S. bond market.